Convertible Preferred Stock and Stockholders' Equity (Details) (USD $)	0 Months Ended		1 Months Ended	9 Months Ended	12 Months Ended		33 Months Ended				0 Months Ended		1 Months Ended				0 Months Ended			12 Months Ended			0 Months Ended		1 Months Ended
	Jul. 23, 2012	Jun. 28, 2012	Jul. 31, 2012	Dec. 31, 2010	Dec. 31, 2012 item	Dec. 31, 2011	Dec. 31, 2012 item	Jul. 03, 2012	Jul. 03, 2012 Convertible preferred stock	Dec. 31, 2011 Series A convertible preferred stock	May 10, 2010 Series A-1 Preferred Stock	Feb. 28, 2011 Series A-2 Preferred Stock	Feb. 28, 2011 Series A-2 Preferred Stock	May 10, 2010 Series A-2 Preferred Stock	Dec. 31, 2011 Series O Convertible Preferred Stock	Dec. 31, 2011 Series B Convertible Preferred Stock	Mar. 21, 2012 Series B Convertible Preferred Stock Series B Purchase Agreement	Jul. 07, 2011 Series B Convertible Preferred Stock Series B Purchase Agreement	Jun. 06, 2011 Series B Convertible Preferred Stock Series B Purchase Agreement	Dec. 31, 2012 Series B Convertible Preferred Stock Series B Purchase Agreement	Dec. 31, 2011 Series B Convertible Preferred Stock Series B Purchase Agreement	Jun. 30, 2011 Series B Convertible Preferred Stock Series B Purchase Agreement	Jul. 23, 2012 Common stock	Jun. 28, 2012 Common stock	Jul. 31, 2012 Common stock	Dec. 31, 2012 Common stock item
Convertible Preferred Stock and Stockholders' Equity
Preferred stock, shares authorized					10,000,000		10,000,000
Common stock, shares authorized					100,000,000	85,459,770	100,000,000
Preferred stock, par value (in dollars per share)					$ 0.0001	$ 0.0001	$ 0.0001
Common stock, par value (in dollars per share)					$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued					27,136,329	1,259,996	27,136,329
Common stock, shares outstanding					27,136,329	1,259,996	27,136,329
Number of shares of common stock issued on conversion from convertible preferred stock								19,410,490
Convertible Preferred Stock and Stockholders' Equity
Preferred stock value						$ 64,348,000				$ 21,570,000					$ 630,000	$ 42,148,000
Convertible preferred stock, par value (in dollars per share)					$ 0.0001	$ 0.0001	$ 0.0001			$ 0.0001					$ 0.0001	$ 0.0001
Convertible preferred stock, shares authorized					0	67,936,782	0			20,000,000					1,500,000	46,436,782
Convertible preferred stock, shares issued					0	41,052,319	0			20,000,000					1,500,000	19,552,319
Convertible preferred stock, shares outstanding					0	41,052,319	0		67,936,761	20,000,000					1,500,000	19,552,319
Shares sold		6,000,000	6,430,183								10,000,000		10,000,000				26,884,442	1,161,523	18,390,796					6,000,000
Fair value of purchase rights														2,200,000
Net proceeds from sale of shares													10,000,000				58,300,000				42,100,000
Increase in fair value of purchase rights				651,000		1,010,000	1,661,000						1,000,000
Value of shares authorized for issuance																						101,000,000
Value of additional shares required to be sold upon the occurrence of, or in connection with, certain milestone events																				58,500,000
Common stock issue price (in dollars per share)		$ 13.50										$ 1.00					$ 2.175	$ 2.175	$ 2.175					$ 13.50
Number of additional shares under option granted to underwriters to purchase common stock shares at initial public offering price to cover over-allotments	430,183																						430,183
Proceeds from sale of common stock, net of underwriting discount and commissions	$ 78,000,000				$ 77,960,000		$ 77,960,000																		$ 78,000,000
Number of votes per share					1		1																			1